10. Unit Offering (June 2019)	6 Months Ended
Jun. 30, 2019
Debt Disclosure [Abstract]
Unit Offering

NOTE 10 – UNIT OFFERING

Effective January 9, 2019, the Company executed a letter agreement with 4Front Capital Partners, Inc., Toronto, Canada (“4Front”), whereby 4Front agreed to act as the Company’s exclusive placement agent in connection with a private placement offering. Beginning in March 2019, 4Front initiated an offering (the “Offering”) of up to $6,000,000 from the sale of Units, with each Unit consisting of a $1,000 Convertible Debenture (the “Debentures” or a “Debenture”) and Common Stock Purchase Warrants (the “Warrants”) to purchase 207.46 shares of Common Stock at $3.00 per share for a period of two years from the purchase date. The Debentures are due May 31, 2021 and bear interest at 8%, compounded annually, with interest due at maturity. The Debentures, plus any accrued but unpaid interest will automatically convert for no additional consideration, into Common Shares at a conversion price of $2.41 per share upon the occurrence of a liquidity event. A liquidity event means: (a) the date on which the Company’s Common Stock is listed for trading on a recognized stock exchange in either Canada or the United States; and (b) securities issued pursuant to the Offering, including the Common Stock underlying both the conversion right included in the Debentures and underlying the Warrants, have been duly qualified by a registration statement in the United States, allowing the securities to be freely tradeable pursuant to the U.S. securities laws, or a prospectus in Canada. The Warrants contain a mandatory exercise provision if the weighted average share price of the Company’s Common Stock exceeds $5.00 per share for a period of five consecutive days.

The following is a summary of convertible debentures associated with the Offering:

	June 30,	December 31,
	2019	2018

Convertible debentures maturing on May 31, 2021. Interest accrues at 8.0% per year, compounded annually, and is due at maturity. 2,565 and 0 debenture units issued as of June 30, 2019 and December 31, 2018, respectively	$2,565,000	$–
Unamortized warrants associated with the debentures (initial value of $239.39 per Unit which are being amortized over twenty-four months beginning July 1, 2019). 532,135 and 0 warrants issued as of June 30, 2019 and December 31, 2018, respectively.	(614,040)	–
Unamortized conversion price associated with the debentures (initial equity of $280.50 per Unit which are being amortized over three months beginning July 1, 2019)	(719,479)	–
Unamortized broker issuing costs (initial issuing costs of $60.00 per Unit which are being amortized over three months beginning July 1, 2019)	(153,900)	–
Unamortized broker warrants associated with the debentures (initial issuing costs of $108.65 per Unit which are being amortized over sixty months beginning July 1, 2019). 153,900 and 0 warrants issued as of June 30, 2019 and December 31, 2018, respectively.	(278,678)	–
Total	798,903	–
Less current maturities	–	–
Long Term	$798,903	$–

The Company accepted the final funding on June 24, 2019 and terminated the agreement with 4Front.

As of June 30, 2019, the Company has accrued interest of $32,109 associated with the Convertible Debentures.